Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equpment, gross	$ 10,197,596,000	$ 9,351,341,000
Accumulated depreciation and amortization	(6,413,061,000)	(5,833,557,000)
Property, plant and equipment, net	3,784,535,000	3,517,784,000
Loss on asset disposals, net	11,000,000	11,800,000	18,800,000
U.S. Cellular
Property, Plant and Equipment [Line Items]
Land	30,807,000	26,791,000
Buildings	330,925,000	317,474,000
Leasehold and land improvements	1,129,818,000	1,048,278,000
Cell site equipment	2,874,397,000	2,676,878,000
Switching equipment	1,113,780,000	991,934,000
Office furniture and equipment	570,776,000	520,756,000
Other operating assets and equipment	127,253,000	120,586,000
System development	545,193,000	471,334,000
Work in process	285,500,000	166,506,000
Property, plant and equpment, gross	7,008,449,000	6,340,537,000
Accumulated depreciation and amortization	(4,218,147,000)	(3,766,015,000)
Property, plant and equipment, net	2,790,302,000	2,574,522,000
Depreciation and amortization expense	565,100,000	559,000,000	551,700,000
U.S. Cellular | Buildings
Property, Plant and Equipment [Line Items]
Useful life	20
U.S. Cellular | Leasehold and land improvements
Property, Plant and Equipment [Line Items]
Useful life - range maximum	30
Useful life - range minimum	1
U.S. Cellular | Cell site equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	6
U.S. Cellular | Switching equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	8
Useful life - range minimum	1
U.S. Cellular | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	5
Useful life - range minimum	3
U.S. Cellular | Other operating assets and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	5
U.S. Cellular | System development
Property, Plant and Equipment [Line Items]
Useful life - range maximum	7
Useful life - range minimum	3
TDS Telecom
Property, Plant and Equipment [Line Items]
Land	9,004,000	9,603,000
Buildings	135,883,000	98,664,000
Cable and wire	1,410,706,000	1,375,204,000
Network electronic equipment	1,065,504,000	1,041,891,000
Office furniture and equipment	74,547,000	71,748,000
Other operating assets and equipment	114,788,000	94,859,000
System development	165,812,000	157,824,000
Work in process	88,924,000	64,834,000
Property, plant and equpment, gross	3,065,168,000	2,914,627,000
Accumulated depreciation and amortization	(2,128,411,000)	(2,004,676,000)
Property, plant and equipment, net	936,757,000	909,951,000
Depreciation and amortization expense	168,200,000	165,900,000	161,400,000
TDS Telecom | Buildings
Property, Plant and Equipment [Line Items]
Useful life	30
TDS Telecom | Cable and wire
Property, Plant and Equipment [Line Items]
Useful life - range maximum	20
Useful life - range minimum	15
TDS Telecom | Network electronic equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	12
Useful life - range minimum	5
TDS Telecom | Office furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	10
Useful life - range minimum	5
TDS Telecom | Other equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	15
Useful life - range minimum	10
TDS Telecom | System development
Property, Plant and Equipment [Line Items]
Useful life - range maximum	7
Useful life - range minimum	3
Corporate and Non-Reportable segment
Property, Plant and Equipment [Line Items]
Property, plant and equpment, gross	123,979,000	96,177,000
Accumulated depreciation and amortization	(66,503,000)	(62,866,000)
Property, plant and equipment, net	57,476,000	33,311,000
Depreciation and amortization expense	$ 8,300,000	$ 7,300,000	$ 7,800,000
TDS Telecom ILEC
Property, Plant and Equipment [Line Items]
Depreciation as a percent of depreciable property	5.70%	5.80%	5.80%